AB Municipal Income Shares

Portfolio of Investments

January 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 105.3%
Long-Term Municipal Bonds – 105.0%
Alabama – 2.1%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$22,000	$24,185,176
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	11,645	13,111,291
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036-02/01/2041	10,000	11,128,110
Series 2021 4.00%, 02/01/2041-02/01/2046	13,010	14,656,693
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2039-02/01/2046	28,280	33,467,295
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018-A 4.00%, 04/01/2049	13,350	14,034,771
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	41,175	44,652,328

		155,235,664

Alaska – 0.1%
State of Alaska International Airports System Series 2016-B 5.00%, 10/01/2033-10/01/2034	9,000	10,107,723

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	3,235	3,684,776
Series 2018 7.125%, 09/01/2038(a)	8,315	10,499,041

		14,183,817

Arizona – 2.3%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2019-2 3.625%, 05/20/2033	15,215	16,334,579
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051(a)	11,325	12,192,949

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Kipp New York, Inc. Jerome Facility) Series 2021-B 4.00%, 07/01/2051	$1,000	$1,043,002
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	16,870	20,073,714
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2049-06/01/2054	4,285	5,007,375
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2030(a)	1,250	1,342,254
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2051	1,100	1,123,986
Arizona Sports & Tourism Authority Series 2012-A 5.00%, 07/01/2029	3,670	3,726,438
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.442%, 01/07/2032(b)	5,000	4,881,170
2.542%, 01/07/2033(b)	5,000	4,874,548
2.642%, 01/07/2034(b)	6,795	6,616,860
2.742%, 01/07/2035(b)	10,000	9,741,989
2.842%, 01/07/2036(b)	13,000	12,681,363
City of Tempe AZ 2.321%, 01/07/2034(b)	10,500	9,959,847
2.421%, 01/07/2035(b)	10,325	9,760,207
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group(The)) Series 2017 5.00%, 11/15/2036	1,000	1,059,496
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	2,700	2,885,013
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	3,875	4,103,287
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2049-07/01/2055(a)	10,590	11,304,552
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	19,500	22,914,462

	Principal Amount (000)	U.S. $ Value

Quechan Indian Tribe of Fort Yuma Series 2012-A 9.75%, 05/01/2025	$50	$50,458
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	4,805	6,031,638
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054	1,185	1,297,281
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	1,065	1,143,428

		170,149,896

Arkansas – 0.2%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) Series 2020 5.00%, 09/01/2044	12,500	14,878,417

California – 11.8%
Alameda Corridor Transportation Authority Series 2016-B 5.00%, 10/01/2034-10/01/2037	26,130	29,933,313
Anaheim Public Financing Authority Series 2014-A 5.00%, 05/01/2031 (Pre-refunded/ETM)	1,460	1,587,484
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	7,860	8,183,638
Bay Area Toll Authority Series 2013-S 5.00%, 04/01/2027 (Pre-refunded/ETM)	1,000	1,049,752
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	8,200	8,238,658
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	39,600	39,308,528
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	6,400	5,197,780
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2033-04/01/2034	8,210	9,146,534

	Principal Amount (000)	U.S. $ Value

California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2031-04/01/2042	$2,000	$2,304,103
California Health Facilities Financing Authority (Cedars-Sinai Medical Center Obligated Group) Series 2021 4.00%, 08/15/2040	10,000	11,588,309
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2037	1,700	1,980,542
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2044	12,500	13,808,513
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2051(c)	15,000	16,749,362
California Housing Finance Agency Series 2019-2 4.00%, 03/20/2033	14,858	16,463,479
Series 2021-1, Class A 3.50%, 11/20/2035	9,401	10,217,390
Series 2021-2 Zero Coupon, 03/25/2035	23,000	1,477,529
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund LLC Obligated Group) Series 2020-B 4.00%, 11/01/2045-11/01/2050	1,710	1,900,261
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2039-05/15/2040	3,030	3,574,659
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group) Series 2021-A 4.00%, 02/01/2051	5,000	5,592,580
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(a)	960	961,177
Series 2014 5.00%, 01/01/2035	1,085	1,059,387
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2043	3,625	4,168,634
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012-A 5.30%, 08/01/2047	1,025	1,035,178

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Rocketship Education Obligated Group) Series 2014-A 7.00%, 06/01/2034	$1,200	$1,243,452
7.25%, 06/01/2043	2,075	2,149,976
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	4,675	4,789,623
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(a)	785	584,544
California Public Finance Authority (Enso Village) Series 2021 2.125%, 11/15/2027(a)	2,500	2,507,400
2.375%, 11/15/2028(a)	3,000	3,011,509
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2056(a)	8,850	9,543,597
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014-A 6.40%, 08/01/2034(a)	3,000	3,223,514
California State University 2.719%, 01/11/2052(b)	5,000	4,652,479
Series 2021-B 2.374%, 01/11/2035(b)	10,000	9,481,403
California Statewide Communities Development Authority Series 2012-A 6.00%, 10/01/2047 (Pre-refunded/ETM)	250	258,876
California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2051	13,000	13,221,649
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group) Series 2012 5.25%, 11/15/2034	530	541,715
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)	6,160	6,950,520
5.25%, 12/01/2056(a)	12,590	14,278,324
Series 2018 5.25%, 12/01/2038-12/01/2048(a)	7,440	8,704,765
Series 2018-A 5.00%, 12/01/2033(a)	1,350	1,591,722
5.50%, 12/01/2058(a)	17,615	20,768,510

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Moldaw Residences) Series 2014-A 5.25%, 11/01/2044(a)	$1,200	$1,258,015
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2049(a)	1,125	1,161,177
City of Los Angeles Department of Airports 5.00%, 05/15/2036-05/15/2044(b)	25,415	30,382,669
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046	950	1,069,588
City of Vernon CA Electric System Revenue Series 2022-2 5.00%, 08/01/2039-08/01/2041(c)	1,220	1,470,210
CMFA Special Finance Agency Series 2022-A 4.00%, 08/01/2058(a) (c)	15,000	14,096,189
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	4,000	3,209,255
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	8,650	8,506,741
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(a)	7,000	5,416,372
4.00%, 08/01/2047(a)	4,000	3,619,584
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	3,890	3,322,062
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	11,150	9,390,849
4.00%, 05/01/2057(a)	15,550	13,397,288
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	14,000	14,201,461
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	15,200	15,086,451

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	$6,500	$5,451,476
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	10,000	8,414,664
4.00%, 07/01/2058(a)	6,000	5,233,209
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(a)	5,000	4,990,556
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	12,700	10,294,278
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	6,500	5,174,074
4.00%, 12/01/2056(a)	2,400	2,012,717
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022-A 4.30%, 07/01/2059(a)	11,400	11,150,414
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)	5,400	4,516,885
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	25,950	25,901,058
Golden State Tobacco Securitization Corp. 2.746%, 01/06/2034(b)	13,150	12,792,146
3.293%, 01/06/2042(b)	6,850	6,708,671
Golden State Tobacco Securitization Corp. 3.115%, 01/06/2038(b)	16,825	16,582,516
Series 2018-A 5.00%, 06/01/2047 (Pre-refunded/ETM)	59,495	60,391,239
5.25%, 06/01/2047 (Pre-refunded/ETM)	2,400	2,438,133
Series 2021 3.85%, 06/01/2050	22,000	21,983,427

	Principal Amount (000)	U.S. $ Value

Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061	$24,625	$27,697,099
Los Angeles County Public Works Financing Authority (County of Los Angeles CA Lease) Series 2022-G 5.00%, 12/01/2036-12/01/2039(c)	13,750	17,144,800
Los Angeles Department of Water & Power Water System Revenue Series 2021-C 5.00%, 07/01/2040	10,530	13,057,989
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	17,685	26,671,658
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2030	1,275	1,432,752
5.00%, 08/01/2034 (Pre-refunded/ETM)	1,440	1,622,376
5.00%, 08/01/2040 (Pre-refunded/ETM)	3,500	3,943,275
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2039	3,990	4,534,101
Series 2017 5.00%, 11/01/2042	3,375	3,902,936
Riverside County Transportation Commission Series 2021 4.00%, 06/01/2040	3,875	4,443,129
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 0.684% LIBOR 3 Month + 0.57%), 06/01/2039(d)	33,680	32,643,855
San Diego County Regional Airport Authority Series 2021-B 4.00%, 07/01/2046-07/01/2051	15,000	16,430,337
San Diego Unified School District/CA Series 2021-N 4.00%, 07/01/2046	5,000	5,757,384
San Francisco City & County Airport Comm Series 2020-E 5.00%, 05/01/2038(b)	11,000	13,232,242
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) 2013-A 5.00%, 08/01/2031	1,000	1,014,886
San Francisco Intl Airport Series 2020-E 5.00%, 05/01/2037(b)	8,525	10,273,300
Series 2022-2 7.76%, 05/01/2034(a) (c)	1,170	1,177,416
8.17%, 05/01/2035(a) (c)	1,500	1,509,167
8.62%, 05/01/2037(a) (c)	750	753,573
Series 2022-A 5.00%, 05/01/2052(c)	14,000	16,859,552

	Principal Amount (000)	U.S. $ Value

San Joaquin Hills Transportation Corridor Agency Series 2014-B 5.25%, 01/15/2044	$1,000	$1,094,234
Series 2021-A 4.00%, 01/15/2044	1,429	1,622,217
Southern California Logistics Airport Authority XLCA Series 2006 5.00%, 12/01/2036-12/01/2043	1,685	1,738,428
State of California Series 2021 4.00%, 10/01/2035-10/01/2036	19,375	22,533,744
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	3,000	640,325
Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054	10,480	1,963,765
5.00%, 06/01/2039	1,555	1,887,933

		868,236,215

Colorado – 2.9%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	15,000	14,292,735
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(a)	5,000	5,216,087
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	645	673,734
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031	7,180	8,534,124
Colorado Educational & Cultural Facilities Authority (Vega Collegiate Academy) Series 2021 5.00%, 02/01/2051-02/01/2061(a)	2,435	2,608,051
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2049-05/15/2058	4,300	4,373,994
Series 2021-B 2.125%, 05/15/2028	1,500	1,488,174
Colorado Health Facilities Authority (CommonSpirit Health) 2019-A 4.00%, 08/01/2037	1,695	1,882,530
Series 2019-A 4.00%, 08/01/2038	6,600	7,298,799
5.00%, 08/01/2044(b)	74,345	87,424,427

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2048(c)	$2,100	$2,133,876
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 2015-B 5.00%, 09/01/2030	1,150	1,279,011
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2049	7,050	8,434,208
Copper Ridge Metropolitan District Series 2019 5.00%, 12/01/2039-12/01/2043	3,660	3,856,652
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(a)	19,590	18,835,883
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(a)	5,000	4,727,382
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(a)	1,500	1,520,173
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(a)	8,010	8,764,588
Regional Transportation District (Denver Transit Partners LLC) Series 2020 4.00%, 07/15/2034-07/15/2035	2,180	2,493,788
5.00%, 01/15/2032	2,300	2,851,659
Regional Transportation District Sales Tax Revenue Series 2021 4.00%, 11/01/2039	15,000	17,375,728
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038-12/01/2049	1,940	2,071,376
Sterling Ranch Community Authority Board (Sterling Ranch Colorado Metropolitan District No. 2) Series 2020-A 4.25%, 12/01/2050	2,250	2,445,946
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017-A 5.00%, 12/01/2038-12/01/2047	2,000	2,081,320
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	772	822,186
AGM Series 2020 5.00%, 12/01/2033-12/01/2050	805	977,064

		214,463,495

Connecticut – 2.2%
City of New Haven CT AGM Series 2019-A 5.00%, 08/01/2039	1,650	1,985,936

	Principal Amount (000)	U.S. $ Value

Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036-07/01/2038	$3,850	$4,357,056
Connecticut State Health & Educational Facilities Authority (Quinnipiac University) Series 2015-L 5.00%, 07/01/2045	5,750	6,303,083
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017-I1 5.00%, 07/01/2035-07/01/2037	2,095	2,421,301
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016-A 5.00%, 09/01/2046-09/01/2053(a)	2,475	2,650,528
Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) Series 2019 4.00%, 07/01/2044-07/01/2049	18,035	19,246,754
5.00%, 07/01/2033-07/01/2034	765	892,944
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018 5.00%, 07/01/2034	1,000	1,151,291
Series 2018-K1 5.00%, 07/01/2028-07/01/2038	7,090	8,152,877
State of Connecticut Series 2013-E 5.00%, 08/15/2031(b)	1,000	1,058,287
Series 2015-F 5.00%, 11/15/2032	2,875	3,241,123
Series 2016-A 5.00%, 03/15/2032	8,165	9,261,755
Series 2016-E 5.00%, 10/15/2028-10/15/2034(b)	12,845	14,852,037
Series 2016-F 5.00%, 10/15/2031(b)	10,205	11,765,084
Series 2017-A 5.00%, 04/15/2029-04/15/2034(b)	27,825	32,486,082
Series 2018-A 5.00%, 04/15/2034-04/15/2037	7,930	9,515,278
Series 2018-C 5.00%, 06/15/2031-06/15/2038	7,490	9,023,366
Series 2018-E 5.00%, 09/15/2037	1,035	1,253,729
Series 2020-A 5.00%, 01/15/2040	8,300	10,157,180
Series 2020-C 4.00%, 06/01/2035-06/01/2038	3,775	4,331,253

	Principal Amount (000)	U.S. $ Value

State of Connecticut Special Tax Revenue Series 2012-A 5.00%, 01/01/2031	$5,000	$5,178,963
Series 2020 5.00%, 05/01/2038-05/01/2040	4,530	5,567,557

		164,853,464

Delaware – 0.2%
Delaware River & Bay Authority Series 2021 4.00%, 01/01/2042	550	638,477
Series 2022 5.00%, 01/01/2027-01/01/2041(c)	6,085	7,128,829
Delaware State Economic Development Authority Series 2014 5.00%, 09/01/2044 (Pre-refunded/ETM)	1,125	1,231,625
5.00%, 09/01/2049 (Pre-refunded/ETM)	1,315	1,439,633
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2020 5.00%, 09/01/2050	1,125	1,323,366

		11,761,930

District of Columbia – 0.6%
District of Columbia Series 2012 5.00%, 06/01/2042 (Pre-refunded/ETM)	1,420	1,470,772
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041-06/01/2046	1,900	2,085,061
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042-07/01/2048	8,580	9,721,149
Series 2017-B 5.00%, 07/01/2037	1,465	1,679,902
District of Columbia (Rocketship DC Obligated Group) Series 2021 5.00%, 06/01/2051-06/01/2061(a)	2,000	2,227,944
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	182,000	16,630,177
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2048	7,400	8,702,894
Series 2020-A 4.00%, 10/01/2035-10/01/2039	3,750	4,219,615

		46,737,514

Florida – 6.5%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.) Series 2012-A 8.00%, 10/01/2046	435	464,340

	Principal Amount (000)	U.S. $ Value

Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014-A 5.00%, 12/01/2044	$1,000	$1,090,963
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	26,000	24,066,549
Bexley Community Development District Series 2016 4.875%, 05/01/2047	1,000	1,053,778
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,400	1,468,354
6.00%, 07/01/2045-07/01/2050(a)	4,110	4,306,183
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026-10/01/2033	5,700	6,651,993
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,300	1,335,903
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 5.00%, 07/01/2056(a)	6,650	7,337,302
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045-06/01/2055(a)	3,865	4,153,142
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2020 4.00%, 11/01/2039-11/01/2045	11,325	12,543,882
5.00%, 11/01/2050	8,230	9,756,474
City of Lakeland FL (Florida Southern College) Series 2012-A 5.00%, 09/01/2037-09/01/2042	2,350	2,388,998
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2015 5.00%, 11/15/2040	5,610	6,148,619
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2037-08/15/2047(b)	14,530	16,995,847
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2015-A 5.00%, 12/01/2044	1,200	1,323,158
Series 2016 5.00%, 12/01/2055	3,535	3,911,539

	Principal Amount (000)	U.S. $ Value

City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2036-09/01/2049	$6,580	$3,117,546
County of Broward FL Airport System Revenue Series 2019-A 4.00%, 10/01/2044	2,170	2,364,060
5.00%, 10/01/2038-10/01/2044	6,095	7,265,700
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2017 5.00%, 10/01/2042-10/01/2047	7,880	9,166,690
County of Lake FL Series 2020 5.75%, 08/15/2055	3,905	4,255,548
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.75%, 08/15/2050	5,000	5,474,840
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033(b)	10,000	10,862,496
Series 2015-A 5.00%, 10/01/2031	1,100	1,224,981
Series 2017-B 5.00%, 10/01/2040	9,025	10,442,144
County of Miami-Dade Seaport Department Series 2021-B 4.00%, 01/10/2046-01/10/2050(b)	20,000	22,142,184
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035-10/01/2039	6,045	3,670,451
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039-04/01/2051(a)	4,030	4,438,755
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(a)	4,000	4,343,914
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2040-06/15/2055(a)	8,150	9,081,955
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2020 5.25%, 06/01/2050-06/01/2055(a)	10,500	11,898,299
Florida Higher Educational Facilities Financial Authority (Florida Institute of Technology, Inc.) Series 2019 4.00%, 10/01/2037	1,000	1,073,654

	Principal Amount (000)	U.S. $ Value

Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2019 5.00%, 03/01/2044-03/01/2049	$7,965	$9,146,032
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	2,700	2,634,630
Florida State Board of Education (State of Florida) Series 2022-A 5.00%, 06/01/2032-06/01/2033(c)	27,465	36,241,444
Greater Orlando Aviation Authority 5.00%, 10/01/2034-10/01/2044(b)	15,000	17,938,864
Series 2017-A 5.00%, 10/01/2031-10/01/2036(b)	15,500	18,063,315
Series 2019-A 5.00%, 10/01/2036-10/01/2054(b)	13,500	16,088,028
Highlands County Health Facilities Authority (Trousdale Foundation Obligated Group) Series 2018 6.00%, 04/01/2038	1,530	734,400
6.25%, 04/01/2049	1,820	873,600
Lakewood Ranch Stewardship District Series 2018 5.30%, 05/01/2039	1,000	1,119,720
5.45%, 05/01/2048	1,525	1,697,382
Manatee County School District (Manatee County School District Sales Tax) AGM Series 2017 5.00%, 10/01/2030	2,700	3,163,458
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A) Series 2015-A 5.00%, 05/01/2032	1,560	1,629,350
Miami Beach Health Facilities Authority Series 2012 5.00%, 11/15/2029 (Pre-refunded/ETM)	2,885	2,984,556
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2014 5.00%, 11/15/2039	2,000	2,202,043
Miami-Dade County Expressway Authority Series 2014-A 5.00%, 07/01/2034	4,000	4,342,935
Mid-Bay Bridge Authority Series 2015-A 5.00%, 10/01/2028-10/01/2040	3,600	3,987,527
Series 2015-C 5.00%, 10/01/2035-10/01/2040	2,750	3,019,249
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037-01/01/2048	21,590	24,606,057

	Principal Amount (000)	U.S. $ Value

Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042(c)	$5,750	$5,932,308
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041-10/01/2051	5,885	6,370,188
Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020-B 5.00%, 11/15/2042	1,000	1,179,551
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	2,045	2,055,038
5.00%, 06/01/2055	2,880	3,071,691
Series 2022 4.25%, 06/01/2056(c)	2,700	2,726,062
Pinellas County Industrial Development Authority Series 2019 5.00%, 07/01/2039	1,955	2,204,821
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	4,000	4,811,151
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055	5,300	5,762,736
Tampa Florida Hospitals 5.00%, 07/01/2050(b)	18,325	22,237,985
Town of Davie FL Series 2013-A 5.625%, 04/01/2043 (Pre-refunded/ETM)	3,765	3,976,819
Town of Davie FL (Nova Southeastern University, Inc.) Series 2018 5.00%, 04/01/2048	24,650	28,608,166
Village Community Development District No. 13 Series 2019 3.00%, 05/01/2029	980	1,017,272
3.375%, 05/01/2034	1,470	1,541,040
3.55%, 05/01/2039	2,560	2,670,878
3.70%, 05/01/2050	9,775	10,110,743
Series 2020 3.50%, 05/01/2051(a)	4,995	5,073,275

	Principal Amount (000)	U.S. $ Value

Volusia County School Board (Volusia County School Board COP) Series 2014-B 5.00%, 08/01/2031	$1,625	$1,771,178

		477,413,733

Georgia – 1.6%
Cedartown Polk County Hospital Authority Series 2016 5.00%, 07/01/2039 (Pre-refunded/ETM)	4,000	4,616,353
City of Atlanta GA Department of Aviation Series 2014-A 5.00%, 01/01/2033	1,820	1,951,099
Series 2021-C 4.00%, 07/01/2040	2,305	2,593,598
Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2031(b)	2,500	2,872,492
Development Authority for Fulton County (Piedmont Healthcare, Inc. Obligated Group) Series 2016-A 5.00%, 07/01/2032(b)	2,000	2,296,148
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017-A 5.00%, 07/01/2032-07/01/2037(b)	10,855	12,705,172
Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2034-07/01/2036(b)	10,710	12,265,253
George L Smith II Congress Center Authority (Signia Hotel Management LLC) Series 2021 4.00%, 01/01/2054	1,485	1,611,121
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043-08/01/2047	12,680	14,600,872
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a) (c)	15,500	16,813,884
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-A 4.00%, 04/01/2048	12,175	12,694,157
Series 2018-C 4.00%, 08/01/2048	12,245	12,842,113
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038-01/01/2059	16,960	19,982,029
Private Colleges & Universities Authority (Corp. of Mercer University (The)) Series 2021 4.00%, 10/01/2050	2,700	3,005,178

		120,849,469

	Principal Amount (000)	U.S. $ Value

Guam – 0.6%
Guam Government Waterworks Authority Series 2020-A 5.00%, 01/01/2050	$3,925	$4,608,310
Territory of Guam Series 2019 5.00%, 11/15/2031	2,015	2,247,958
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029-12/01/2032	9,015	10,227,534
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2032-11/15/2035	25,505	28,265,735

		45,349,537

Hawaii – 0.1%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2027-11/01/2028(c)	6,500	7,575,359

Idaho – 0.0%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036	200	200,663

Illinois – 9.9%
Chicago Board of Education Series 2012-A 5.00%, 12/01/2042	5,630	5,764,511
Series 2015-C 5.25%, 12/01/2035-12/01/2039	10,315	11,114,269
Series 2015-E 5.125%, 12/01/2032	1,000	1,080,234
Series 2016-A 7.00%, 12/01/2044	1,400	1,639,325
Series 2016-B 6.50%, 12/01/2046	1,900	2,256,091
Series 2017-G 5.00%, 12/01/2034	4,150	4,687,475
Series 2017-H 5.00%, 12/01/2036-12/01/2046	5,795	6,453,683
Series 2018-A 5.00%, 12/01/2026-12/01/2028	17,705	20,428,142
Series 2019-A 5.00%, 12/01/2029-12/01/2030	6,070	7,134,058
Series 2019-B 5.00%, 12/01/2030-12/01/2033	3,100	3,615,756
Series 2021-A 5.00%, 12/01/2036-12/01/2040	7,490	8,716,168
Series 2022-B 4.00%, 12/01/2040-12/01/2041(c)	33,500	35,753,141
Chicago O’Hare International Airport Series 2015-C 5.00%, 01/01/2034	1,665	1,817,855

	Principal Amount (000)	U.S. $ Value

Series 2016-B 5.00%, 01/01/2034(b)	$5,000	$5,689,909
Series 2016-C 5.00%, 01/01/2035-01/01/2038(b)	9,250	10,490,978
Series 2017-B 5.00%, 01/01/2035-01/01/2037(b)	33,445	38,886,489
Series 2018-B 5.00%, 01/01/2053	6,000	7,058,849
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033-07/01/2048	7,145	8,212,525
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020-A 4.00%, 12/01/2050(b)	12,340	13,755,286
Chicago Transit Authority Sales Tax Receipts Fund Series 2020-A 5.00%, 12/01/2045-12/01/2055(b)	11,000	13,091,950
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052	1,050	790,578
Illinois Finance Authority Series 2015 5.25%, 05/15/2050 (Pre-refunded/ETM)	2,000	2,247,841
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2042(a)	1,250	1,342,160
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2041	2,835	3,283,515
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035-09/01/2041	4,280	4,720,799
5.00%, 09/01/2036-09/01/2040	3,495	4,150,923
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	3,515	3,300,665
Illinois Finance Authority (Rosalind Franklin University of Medicine and Science) Series 2017-A 5.00%, 08/01/2042-08/01/2047	3,000	3,378,796
Series 2017-C 5.00%, 08/01/2046	1,000	1,124,446
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2035	4,750	5,289,332

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (State of Illinois Water Revolving Fund - Clean Water Program) Series 2020 5.00%, 07/01/2036	$13,015	$16,368,855
Illinois State Toll Highway Authority Series 2015-A 5.00%, 01/01/2031-01/01/2032	3,125	3,502,410
Series 2015-B 5.00%, 01/01/2036	2,850	3,202,567
Series 2016-A 5.00%, 12/01/2032	7,000	7,888,608
Series 2016-B 5.00%, 01/01/2041	3,450	3,919,739
Series 2020-A 5.00%, 01/01/2045	10,000	12,212,640
Series 2021-A 4.00%, 01/01/2046	16,700	18,889,136
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041-12/15/2051	20,785	8,976,158
Series 2015-B 5.00%, 12/15/2045	13,300	14,540,887
Series 2017-B Zero Coupon, 12/15/2054	9,850	3,097,148
Series 2020 5.00%, 06/15/2050	47,895	54,376,161
State of Illinois Series 2010 7.35%, 07/01/2035	12,865	15,850,252
Series 2012 5.00%, 08/01/2025	1,300	1,325,877
Series 2014 5.00%, 05/01/2023-05/01/2031	14,800	15,736,571
Series 2016 5.00%, 02/01/2024-11/01/2035	40,840	46,416,783
Series 2017-A 5.00%, 12/01/2025-12/01/2034	14,795	16,873,532
Series 2017-C 5.00%, 11/01/2029	29,335	33,696,229
Series 2017-D 5.00%, 11/01/2024-11/01/2028	73,540	83,393,777
Series 2018-A 5.00%, 10/01/2027-05/01/2030	24,750	28,771,875
Series 2018-B 5.00%, 10/01/2026	5,000	5,698,921
Series 2019-B 4.00%, 11/01/2033-11/01/2037	42,795	46,491,624
5.00%, 11/01/2030	8,225	9,825,396
Series 2020 5.50%, 05/01/2030	2,750	3,402,383
5.75%, 05/01/2045	2,500	3,057,918
Series 2020-B 5.00%, 10/01/2030-10/01/2031	4,100	4,935,759
Series 2021-A 5.00%, 03/01/2035-03/01/2046	18,700	22,283,399
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033	3,578	3,640,556
Series 2016-B 7.00%, 03/01/2033	1,631	1,659,669

	Principal Amount (000)	U.S. $ Value

Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	$482	$495,460
5.00%, 03/01/2036	2,957	3,060,018
Series 2015-B 6.00%, 03/01/2036	857	902,118

		731,768,175

Indiana – 1.3%
Indiana Finance Authority Series 2013-A 5.00%, 07/01/2040 (Pre-refunded/ETM)	2,400	2,534,759
5.00%, 07/01/2044 (Pre-refunded/ETM)	6,070	6,410,828
5.00%, 07/01/2048 (Pre-refunded/ETM)	2,500	2,640,374
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,905	4,494,808
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana Inc. (The)) Series 2010 5.125%, 08/15/2027	880	882,870
5.50%, 08/15/2045	2,225	2,232,870
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	25,795	20,340,376
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022-A 4.00%, 04/01/2037-04/01/2042	8,955	9,841,463
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2023-11/15/2037(c)	6,485	6,619,554
Indiana Finance Authority (Indiana Finance Authority State Revolving Fund) Series 2021-B 4.00%, 02/01/2039-02/01/2040	10,000	11,648,541
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030	1,000	1,086,366
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	11,725	11,739,695
Series 2020-A 3.00%, 11/01/2030	7,290	7,299,137
Series 2021-B 2.50%, 11/01/2030	5,065	4,877,655

		92,649,296

	Principal Amount (000)	U.S. $ Value

Iowa – 0.9%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2018-B 5.25%, 12/01/2050	$6,405	$6,898,321
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018-A 5.00%, 05/15/2043-05/15/2048	14,405	15,620,860
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031-12/01/2051	28,285	30,053,141
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	7,160	7,795,714
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2049	4,000	4,381,296

		64,749,332

Kansas – 0.3%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) BAM Series 2021-K 2.39%, 05/01/2036	8,000	7,468,160
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2035-03/01/2049	13,035	13,529,432
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	1,650	1,696,787

		22,694,379

Kentucky – 1.8%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2035	930	1,030,483
County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044	8,500	8,368,848
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2034-08/15/2046(b)	15,780	18,261,553
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038-08/01/2039	2,135	2,357,774
5.00%, 08/01/2044-08/01/2049(b)	13,765	16,125,868

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	$1,685	$1,692,127
5.50%, 11/15/2045	1,000	1,004,491
Series 2016-A 5.00%, 05/15/2046-05/15/2051	3,100	3,198,340
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	21,590	23,718,282
Series 2017-A 5.00%, 06/01/2031-06/01/2045	21,375	24,442,839
5.25%, 06/01/2041	6,750	7,776,873
Series 2017-B 5.00%, 06/01/2040	5,000	5,719,630
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035	1,750	1,789,382
5.75%, 11/15/2045	3,350	3,419,202
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	8,205	9,410,810
Series 2020 5.00%, 10/01/2047	1,965	2,415,460
Series 2020-A 5.00%, 10/01/2038	965	1,168,530

		131,900,492

Louisiana – 1.3%
Jefferson Sales Tax District AGM Series 2017-B 5.00%, 12/01/2034-12/01/2036	3,400	4,041,575
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2035	2,100	2,250,633
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2034-10/01/2044(b)	27,600	32,019,314
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)	10	11,458
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(e) (f) (g)	2,750	28

	Principal Amount (000)	U.S. $ Value

Series 2014-A 7.50%, 07/01/2023(e) (f) (g)	$1,250	$13
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	10,270	11,929,604
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2042-07/01/2057	17,565	19,783,268
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2043	1,000	1,141,885
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040-10/01/2040(a)	7,375	9,421,477
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.00%, 06/01/2037	4,855	4,904,801
2.10%, 06/01/2037	2,465	2,512,883
2.20%, 06/01/2037	3,700	3,791,036
Port New Orleans Board of Commissioners Series 2013-B 5.00%, 04/01/2029 (Pre-refunded/ETM)	540	564,863
5.00%, 04/01/2031 (Pre-refunded/ETM)	1,000	1,046,042

		93,418,880

Maine – 0.3%
Finance Authority of Maine (Casella Waste Systems, Inc.) 2018-R2 4.375%, 08/01/2035(a)	1,700	1,859,222
Series 2017 5.25%, 01/01/2025(a)	4,630	5,107,797
Maine Health & Higher Educational Facilities Authority (Maine Medical Center) Series 2018-A 5.00%, 07/01/2043-07/01/2048	9,620	11,292,026

		18,259,045

Maryland – 2.0%
City of Baltimore MD (East Baltimore Research Park Project) Series 2017-A 5.00%, 09/01/2038	1,000	1,102,042
City of Baltimore MD (Harbor Point Special Taxing District) Series 2019 3.625%, 06/01/2046(a)	1,750	1,771,893
Series 2019-B 3.875%, 06/01/2046(a)	300	300,935

	Principal Amount (000)	U.S. $ Value

County of Frederick MD (County of Frederick MD Urbana Community Development Authority) Series 2020-C 4.00%, 07/01/2050	$2,615	$2,846,686
Maryland Economic Development Corp. Series 2020 4.00%, 09/01/2040-09/01/2050	4,750	5,170,910
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2031	3,245	3,600,554
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036-07/01/2040	9,880	11,165,776
5.00%, 07/01/2046	22,040	26,533,081
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 4.00%, 04/15/2036-04/15/2040(b)	16,530	18,730,456
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	16,750	23,079,842
Maryland State Transportation Authority Series 2020 4.00%, 07/01/2045	13,205	14,895,088
State of Maryland Series 2021-A 5.00%, 08/01/2034	10,000	12,914,039
State of Maryland Department of Transportation Series 2022-2 5.00%, 12/01/2024-12/01/2029(c)	23,280	26,767,516

		148,878,818

Massachusetts – 1.1%
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF) Series 2021-2 5.00%, 02/01/2039-02/01/2040	22,800	28,660,235
Massachusetts Development Finance Agency Series 2012-A 5.25%, 07/01/2042 (Pre-refunded/ETM)	5,000	5,098,691
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	2,220	2,474,512
Series 2017-A 5.00%, 01/01/2040	670	766,332

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2043	$1,760	$1,976,667
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2027-07/01/2029	915	993,333
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034-10/01/2035	2,360	2,789,888
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 5.00%, 07/01/2031-07/01/2041	3,850	4,372,344
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	4,000	4,243,937
5.00%, 06/01/2026-06/01/2028	2,715	3,135,222
Series 2021-B 4.00%, 06/01/2035-06/01/2050	4,000	4,325,946
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041-07/01/2046	3,980	4,544,588
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2013-G 5.00%, 07/01/2037	2,550	2,692,826
AGM Series 2019-A 5.00%, 07/01/2036	1,000	1,180,022
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022(h) (i) (j)	10,525	11,998,500
Series 2017-A 7.75%, 12/01/2044(h) (i) (j)	4,390	4,390,000

		83,643,043

Michigan – 2.3%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044	10,000	9,249,809
Series 2018 5.00%, 04/01/2033-04/01/2038	4,385	4,989,880
Series 2020 5.50%, 04/01/2045-04/01/2050	3,860	4,609,262
Series 2021-A 5.00%, 04/01/2038-04/01/2046	3,130	3,672,035
City of Detroit MI Sewage Disposal System Revenue Series 2012-A 5.00%, 07/01/2032 (Pre-refunded/ETM)	4,400	4,483,235
5.25%, 07/01/2039 (Pre-refunded/ETM)	4,825	4,921,257
Detroit City School District Series 2012-A 5.00%, 05/01/2031	120	121,355
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2032-11/01/2037	1,655	1,792,666

	Principal Amount (000)	U.S. $ Value

Great Lakes Water Authority Water Supply System Revenue Series 2016-A 5.00%, 07/01/2046	$1,025	$1,161,297
Series 2016-D 5.00%, 07/01/2036	25,210	28,861,691
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2019 5.00%, 05/15/2037	1,100	1,213,094
Series 2020 5.00%, 05/15/2055	6,860	7,516,606
Kalamazoo Hospital Finance Authority (Bronson Healthcare Group Obligated Group) Series 2016 4.00%, 05/15/2031-05/15/2036(b)	20,100	21,607,862
Michigan Finance Authority Series 2014 5.00%, 06/01/2034 (Pre-refunded/ETM)	2,000	2,182,512
Michigan Finance Authority (Albion College) Series 2022 4.00%, 12/01/2046-12/01/2051	4,285	4,663,992
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2029-07/01/2034	2,100	2,286,128
Series 2015-D1 5.00%, 07/01/2034	2,000	2,235,885
Series 2015-D2 5.00%, 07/01/2034	3,400	3,784,162
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2032	3,850	4,433,916
Series 2019-A 5.00%, 11/15/2048	6,635	7,915,630
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 4.00%, 06/01/2049	5,000	5,486,903
Series 2020-B Zero Coupon, 06/01/2065	27,415	3,531,077
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2031-07/01/2033	7,950	8,384,500
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2048	8,600	9,886,772

	Principal Amount (000)	U.S. $ Value

Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	$116,850	$5,780,383
State of Michigan Trunk Line Revenue Series 2021 5.00%, 11/15/2034	10,000	12,832,235
Wayne State University Series 2018-A 5.00%, 11/15/2043	4,000	4,716,944

		172,321,088

Minnesota – 0.1%
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2054	1,000	1,054,404
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018-A 5.00%, 02/15/2043-02/15/2048	2,925	3,404,713
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040	1,390	1,590,986
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,900	2,196,562

		8,246,665

Mississippi – 0.5%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	2,500	2,728,380
5.00%, 10/01/2024-10/01/2033(a)	7,650	8,817,952
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036-09/01/2046	19,910	22,738,673
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) Series 2019 4.00%, 01/01/2037	720	804,775
5.00%, 01/01/2035	1,230	1,472,059

		36,561,839

Missouri – 1.3%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2036	2,925	3,320,336

	Principal Amount (000)	U.S. $ Value

Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2016-A 5.00%, 02/01/2046	$1,000	$1,092,546
Series 2019 4.00%, 02/01/2042-02/01/2048	37,870	40,976,142
5.00%, 02/01/2042-02/01/2048	3,220	3,765,025
Kansas City Industrial Development Authority 2.00%, 11/15/2046	2,319	114,560
Series 2019 5.00%, 07/01/2040(a)	3,125	3,145,230
Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-A 10.00%, 11/15/2037	1,601	1,589,197
Series 2021-C 7.50%, 11/15/2046	1,279	1,226,177
Kansas City Industrial Development Authority (Kingswood Senior Living Community) 5.00%, 11/15/2046	5,196	4,899,889
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2014-A 5.25%, 08/15/2039	620	654,592
Series 2016-A 5.00%, 08/15/2036-08/15/2046	3,060	3,260,256
Series 2018 5.00%, 08/15/2042	6,940	7,555,242
Series 2021-A 5.00%, 08/15/2056	10,000	11,275,075
Missouri Joint Municipal Electric Utility Commission Series 2014 5.00%, 01/01/2031	3,240	3,558,794
St. Louis County Industrial Development Authority (St Andrews Resources for Seniors Obligated Group) Series 2015-A 5.00%, 12/01/2035	2,000	2,152,660
5.125%, 12/01/2045	4,500	4,813,114

		93,398,835

Montana – 0.0%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034	1,085	1,245,354

Nebraska – 0.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.00%, 09/01/2032-09/01/2042	2,975	3,048,936

	Principal Amount (000)	U.S. $ Value

Series 2017-A 5.00%, 09/01/2034-09/01/2037	$19,955	$25,913,124

		28,962,060

Nevada – 0.7%
Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2037-09/01/2047	3,935	4,530,375
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	24,000	3,967,658
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	3,540	3,598,966
Clark County School District Series 2017-C 5.00%, 06/15/2033-06/15/2035(b)	13,410	15,814,952
5.00%, 06/15/2036	3,700	3,829,621
AGM Series 2019-B 3.00%, 06/15/2037	5,185	5,462,085
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2040	1,800	2,000,970
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	1,890	1,985,845
Tahoe-Douglas Visitors Authority Series 2020 5.00%, 07/01/2040-07/01/2051	8,050	9,002,420

		50,192,892

New Hampshire – 0.7%
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2020-A 3.625%, 07/01/2043(a)	1,960	2,007,761
Series 2020-B 3.75%, 07/01/2045(a)	3,525	3,623,969
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2020-1 4.125%, 01/20/2034	21,254	23,815,863
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	15,080	22,059,383

		51,506,976

	Principal Amount (000)	U.S. $ Value

New Jersey – 7.5%
New Jersey Economic Development Authority Series 2013 5.00%, 03/01/2030 (Pre-refunded/ETM)	$3,455	$3,609,536
Series 2014-P 5.00%, 06/15/2029 (Pre-refunded/ETM)	5,000	5,445,341
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2017-D 5.00%, 06/15/2033-06/15/2042	7,520	8,591,130
Series 2018-A 5.00%, 06/15/2042-06/15/2047	5,885	6,756,732
Series 2021-Q 4.00%, 06/15/2038-06/15/2050	8,300	9,127,535
New Jersey Economic Development Authority (New Jersey Transit Corp.) Series 2020 4.00%, 11/01/2044	3,450	3,766,208
5.00%, 11/01/2033	3,770	4,501,529
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037-10/01/2047	10,660	12,122,005
New Jersey Economic Development Authority (State of New Jersey Department of the Treasury Lease) Series 2019 5.00%, 06/15/2030-06/15/2037	7,740	9,286,966
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2042	7,085	8,146,469
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033	1,640	1,877,622
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	735	743,313
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	8,270	8,502,847
Series 2014-B 5.625%, 11/15/2030	1,475	1,593,131
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020-A 4.00%, 07/01/2050	1,805	1,982,629
5.00%, 07/01/2045	4,460	5,291,272
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,300	1,521,413

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036-07/01/2042	$8,645	$10,070,978
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2035	1,070	1,237,665
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 07/01/2044	2,040	2,216,930
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2024-06/15/2030	45,225	51,542,783
Series 2018-A 5.00%, 06/15/2029-06/15/2031	38,885	44,379,734
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2014-A 5.00%, 06/15/2038	1,000	1,082,441
Series 2015-A 5.00%, 06/15/2045	8,450	9,324,608
Series 2018-A 5.00%, 12/15/2030-12/15/2036	54,405	63,920,071
Series 2019 5.00%, 06/15/2034-06/15/2046	8,495	9,947,695
Series 2019-B 4.00%, 06/15/2036-06/15/2037	2,715	2,982,997
5.00%, 06/15/2032	3,480	4,100,253
Series 2020-A 4.00%, 06/15/2050	10,000	10,855,805
Series 2022-A 4.00%, 06/15/2042(c)	3,000	3,284,104
5.00%, 06/15/2030-06/15/2033(c)	25,250	31,091,206
New Jersey Turnpike Authority Series 2013-A 5.00%, 01/01/2027 (Pre-refunded/ETM)	2,500	2,547,293
Series 2015-E 5.00%, 01/01/2033-01/01/2045(b)	15,400	16,896,960
Series 2016-A 5.00%, 01/01/2033	6,500	7,343,602
Series 2017-A 5.00%, 01/01/2033-01/01/2034(b)	15,000	17,449,131
Series 2017-B 5.00%, 01/01/2032-01/01/2033	13,540	16,148,507
Series 2019-A 5.00%, 01/01/2048(b)	11,320	13,486,763
State of New Jersey Series 2020 4.00%, 06/01/2031	31,040	36,011,910

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2031	$1,425	$1,689,288
Series 2018-B 5.00%, 06/01/2046	91,835	102,237,619

		552,714,021

New Mexico – 0.2%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) Series 2019 5.00%, 05/15/2039-05/15/2049	2,180	2,397,121
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center) Series 2012 5.50%, 07/01/2042	1,060	1,077,100
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2039-07/01/2049	6,615	7,125,117

		10,599,338

New York – 8.5%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	34,020	37,604,718
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 4.00%, 06/01/2025(a)	355	351,064
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2034	2,240	2,421,086
City of New York NY Series 2018-E 5.00%, 03/01/2037-03/01/2038(b)	17,500	20,874,619
Series 2020-A 5.00%, 08/01/2030-08/01/2033(b)	42,875	53,724,287
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045-07/01/2051(a)	20,500	23,315,352
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016-B 5.00%, 07/01/2046	13,520	15,472,009
Metropolitan Transportation Authority Series 2012-F 5.00%, 11/15/2030	2,540	2,616,689
Series 2013-D 5.00%, 11/15/2043	2,000	2,107,339
Series 2013-E 5.00%, 11/15/2032	4,425	4,689,559
Series 2015-B 5.00%, 11/15/2032	3,715	4,080,022
Series 2015-C 5.00%, 11/15/2027	1,110	1,246,567

	Principal Amount (000)	U.S. $ Value

5.25%, 11/15/2030	$4,000	$4,517,332
Series 2015-D 5.00%, 11/15/2031-11/15/2034	11,915	13,231,658
Series 2016-A 5.00%, 11/15/2026-11/15/2032	5,590	6,312,705
Series 2016-C 4.00%, 11/15/2026	1,705	1,883,096
Series 2016-D 5.00%, 11/15/2027-11/15/2029	7,445	8,501,522
Series 2017-A 5.00%, 11/15/2026	1,525	1,754,069
Series 2017-B 5.00%, 11/15/2027	1,185	1,390,073
Series 2017-C 5.00%, 11/15/2025-11/15/2033	35,175	41,093,993
Series 2018-B 5.00%, 11/15/2028	1,340	1,595,840
Series 2019-A 5.00%, 11/15/2048	3,075	3,366,649
Series 2019-C 5.00%, 11/15/2038	380	448,007
Series 2020-A 5.00%, 11/15/2045-11/15/2047	7,370	8,811,457
Series 2020-C 4.75%, 11/15/2045	3,000	3,437,906
5.00%, 11/15/2050	7,000	8,131,524
5.25%, 11/15/2055	2,000	2,361,657
Series 2020-D 5.00%, 11/15/2043	5,000	5,904,326
Series 2020-E 4.00%, 11/15/2045	3,000	3,230,864
5.00%, 11/15/2029-11/15/2033	6,895	8,336,596
Series 2021-A 4.00%, 11/15/2050	28,500	30,613,908
Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	6,520	6,849,913
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2059(a)	1,080	1,216,179
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058	525	450,055
9.00%, 01/01/2041(a)	270	262,230
New York City Housing Development Corp. Series 2020-A 2.55%, 08/01/2040	3,645	3,576,789
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	30,000	4,834,293
New York Liberty Development Corp. (7 World Trade Center II LLC) Series 2012 5.00%, 03/15/2044	100	100,526

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (Goldman Sachs Headquarters LLC) Series 2005 5.25%, 10/01/2035	$5,765	$7,637,874
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.80%, 09/15/2069	2,620	2,626,912
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2030-12/01/2034(a)	4,200	4,865,083
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.202%, 03/15/2034(b)	13,000	12,415,623
2.252%, 03/15/2032(b)	13,000	12,678,802
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2041	3,800	4,302,461
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027-01/01/2029	51,325	59,807,454
Series 2020 4.00%, 10/01/2030	23,150	25,958,264
4.375%, 10/01/2045	35,385	39,320,297
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 04/30/2053	2,670	2,931,738
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041-07/01/2046	33,055	35,273,600
5.25%, 01/01/2050	13,885	14,802,275
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	6,045	6,202,918
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	1,035	1,037,282
Port Authority of New York & New Jersey Series 2012 5.00%, 10/01/2034	3,900	3,928,525
Series 2013-178 5.00%, 12/01/2033	5,000	5,327,383
Series 2021 3.175%, 07/15/2060	10,000	9,588,217
Triborough Bridge & Tunnel Authority Series 2020-A 5.00%, 11/15/2054	3,000	3,637,997

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036(b)	$4,000	$3,935,771
2.917%, 05/15/2040(b)	10,000	9,806,432
TSASC, Inc./NY Series 2017-A 5.00%, 06/01/2041	1,560	1,767,609
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	860	831,886
5.25%, 09/15/2042-09/15/2053	2,330	2,210,851
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 01/01/2034	3,840	3,950,470
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 3.125%, 07/01/2025	6,790	6,721,256
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	4,230	4,708,689
Western Regional Off-Track Betting Corp. Series 2021 3.00%, 12/01/2026(a)	1,300	1,283,825

		628,275,972

North Carolina – 0.5%
County of New Hanover NC Series 2017 5.00%, 10/01/2042 (Pre-refunded/ETM)	4,750	5,647,073
5.00%, 10/01/2047 (Pre-refunded/ETM)	1,080	1,283,966
Fayetteville State University Series 2023 5.00%, 04/01/2027-04/01/2042(a) (c)	7,740	9,006,946
North Carolina Medical Care Commission Series 2015-A 5.00%, 09/01/2037 (Pre-refunded/ETM)	1,735	1,899,440
Series 2017 5.00%, 09/01/2046 (Pre-refunded/ETM)	1,000	1,091,351
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.875%, 07/01/2040	5,000	5,257,103
5.00%, 07/01/2045	1,000	1,052,122
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2030	2,250	2,367,838

	Principal Amount (000)	U.S. $ Value

North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040	$5,000	$5,862,150

		33,467,989

North Dakota – 0.4%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2038-12/01/2041	5,040	5,710,565
5.00%, 12/01/2034	2,295	2,860,893
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	5,195	5,111,582
7.00%, 12/15/2043(a)	5,390	5,227,730
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2048-06/01/2053	10,230	11,576,912

		30,487,682

Ohio – 4.9%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 3.00%, 11/15/2040	4,500	4,521,015
4.00%, 11/15/2036-11/15/2038	2,550	2,871,492
American Municipal Power, Inc. Series 2016-A 5.00%, 02/15/2041-02/15/2046	10,000	11,207,222
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2048	2,000	2,158,640
Series 2020-B 5.00%, 06/01/2055	178,935	196,683,437
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037-12/01/2047	7,500	8,674,459
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2040	10,390	11,722,723
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042-02/15/2052	12,170	13,976,324
5.25%, 02/15/2047	12,860	14,936,185
County of Franklin OH (First Community Village Obligated Group) Series 2013 5.625%, 07/01/2047	2,300	2,243,717
Series 2019 5.00%, 07/01/2049	3,940	3,847,880
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	18,425	21,991,662

	Principal Amount (000)	U.S. $ Value

County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	$500	$526,267
5.50%, 05/01/2050	1,000	1,051,303
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.125%, 12/01/2049	2,210	2,408,750
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018 6.00%, 04/01/2038(a)	2,000	960,000
Series 2018-A 6.25%, 04/01/2049(a)	10,105	4,850,400
County of Ross OH (Adena Health System Obligated Group) Series 2019 5.00%, 12/01/2049	6,000	7,113,871
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	7,480	7,539,846
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	1,780	1,828,198
Ohio Higher Educational Facility Commission (Kenyon College) Series 2020 5.00%, 07/01/2038-07/01/2042	9,690	11,768,912
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	9,565	9,641,528
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056	3,480	3,413,425
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2041-01/01/2051	14,500	15,530,642

		361,467,898

Oklahoma – 0.5%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2022	780	792,061
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044-08/01/2049	15,630	17,648,944

	Principal Amount (000)	U.S. $ Value

Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.50%, 08/15/2057	$14,170	$16,991,564

		35,432,569

Oregon – 0.4%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020 2.75%, 11/15/2025	1,000	1,000,569
Series 2020-A 5.125%, 11/15/2040	750	811,276
5.375%, 11/15/2055	1,300	1,407,975
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2045-08/15/2050	10,000	11,936,445
Oregon State Facilities Authority (Samaritan Health Services, Inc. Obligated Group) Series 2020 5.00%, 10/01/2040	1,750	2,105,633
Tri-County Metropolitan Transportation District of Oregon Series 2021-A 4.00%, 09/01/2040-09/01/2041	6,000	7,047,892
5.00%, 09/01/2032-09/01/2035	4,150	5,350,118
Yamhill County Hospital Authority (Friendsview Manor Obligated Group) Series 2021-B 1.75%, 11/15/2026	1,400	1,387,884

		31,047,792

Pennsylvania – 5.6%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2034-04/01/2036	33,535	39,637,723
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)	2,270	2,528,452
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 01/01/2035	1,455	1,468,538
Bensalem Township School District Series 2013 5.00%, 06/01/2029 (Pre-refunded/ETM)	8,570	9,202,338
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2048	1,000	1,088,807
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	5,000	5,423,041
5.00%, 07/01/2031-07/01/2054	6,150	7,300,031

	Principal Amount (000)	U.S. $ Value

Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	$1,350	$1,457,987
6.00%, 10/01/2048	9,000	9,755,650
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.125%, 03/01/2048(a)	1,031	1,140,490
City of Philadelphia PA Series 2017 5.00%, 08/01/2029-08/01/2031	12,110	14,238,925
Series 2019-B 5.00%, 02/01/2035-02/01/2038	11,300	13,736,736
AGM Series 2017-A 5.00%, 08/01/2033-08/01/2034	13,000	15,221,936
City of Philadelphia PA Water & Wastewater Revenue 2.189%, 01/07/2032(b)	3,725	3,654,520
2.289%, 01/07/2033(b)	3,060	3,008,108
Series 2017-A 5.00%, 10/01/2035-10/01/2036	5,105	6,064,569
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2038	1,120	1,312,667
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) Series 2016-A 4.00%, 07/01/2035	10,000	10,823,801
Series 2019 5.00%, 07/01/2044	6,885	8,254,324
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046-06/01/2051	3,375	3,699,159
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,815	1,961,735
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(b)	10,000	12,035,864
Lancaster County Hospital Authority/PA (St Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040-03/01/2050	500	993,351
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047	1,500	1,637,232

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2035	$3,600	$4,270,457
Series 2019 4.00%, 09/01/2049	5,900	6,462,219
5.00%, 09/01/2051	2,300	2,687,311
Series 2022-2 18.16%, 05/01/2057(a) (c)	4,100	7,146,766
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 4.00%, 11/15/2043	500	560,388
5.00%, 11/15/2045	1,560	1,831,656
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.00%, 01/01/2030	1,040	1,104,170
5.25%, 01/01/2040	4,740	5,017,646
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	5,135	5,491,620
6.00%, 07/01/2045	2,000	2,134,275
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-A 5.00%, 03/01/2037	2,925	3,242,916
Series 2016-B 5.25%, 03/01/2031-03/01/2037	2,310	2,622,230
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	2,330	2,346,708
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012-A 5.00%, 11/01/2041	1,620	1,663,259
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	2,830	3,246,125
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 3.00%, 01/01/2023	750	763,033
4.00%, 01/01/2027-01/01/2032	3,180	3,510,177

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A 4.00%, 04/15/2036-04/15/2039(b)	$16,155	$18,313,259
Series 2020-A1 4.00%, 04/15/2040(b)	8,375	9,460,991
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 05/01/2032	1,000	1,131,282
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2042(c)	2,050	2,321,085
Pennsylvania Turnpike Commission Series 2016 5.00%, 06/01/2037	4,000	4,517,709
Series 2017-B 5.00%, 06/01/2035-06/01/2036	12,850	14,888,426
Series 2018-A 5.00%, 12/01/2043	10,000	11,950,573
Series 2019-A 5.00%, 12/01/2038-12/01/2044	9,180	11,128,280
Series 2021-A 4.00%, 12/01/2042	4,000	4,572,984
Series 2021-B 4.00%, 12/01/2043	1,725	1,979,772
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2035	1,000	1,192,545
Philadelphia Authority for Industrial Development (MaST Community Charter School II) Series 2020 5.00%, 08/01/2040-08/01/2050	2,025	2,343,277
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050-08/01/2054	8,560	9,857,590
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2050(a)	1,700	1,909,539
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	5,000	5,776,613
School District of Philadelphia (The) Series 2015-A 5.00%, 09/01/2034-09/01/2035	2,615	2,928,132
Series 2016-F 5.00%, 09/01/2033-09/01/2036	4,000	4,587,567
Series 2018-A 5.00%, 09/01/2034-09/01/2038	4,000	4,777,913

	Principal Amount (000)	U.S. $ Value

Series 2018-B 5.00%, 09/01/2043	$3,000	$3,554,933
Series 2019-A 4.00%, 09/01/2037-09/01/2039	5,530	6,249,823
5.00%, 09/01/2044(b)	17,900	21,603,630
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051-01/01/2057(a)	12,110	9,416,770
Series 2016-B 6.08%, 01/01/2026(a)	610	595,355
Series 2016-C Zero Coupon, 01/01/2036(a)	2,945	1,117,056
Series 2016-D Zero Coupon, 01/01/2057(j)	58,055	3,483,300
State Public School Building Authority AGM Series 2016 5.00%, 12/01/2029 (Pre-refunded/ETM)	220	257,192
5.00%, 12/01/2029-12/01/2030	8,525	9,947,584
Union County Hospital Authority (Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038-08/01/2043	8,435	9,540,769

		409,150,889

Puerto Rico – 4.3%
Children’s Trust Fund Series 2005-A Zero Coupon, 05/15/2050	8,370	1,372,239
Series 2008-A Zero Coupon, 05/15/2057	251,000	18,075,564
Commonwealth of Puerto Rico Series 2006-A 5.25%, 07/01/2023(f) (g)	2,510	2,531,962
Series 2011-A 5.75%, 07/01/2041(f) (g)	2,810	2,802,975
Series 2012-A 5.50%, 07/01/2039(f) (g)	3,490	3,306,775
5.75%, 07/01/2028(f) (g)	1,350	1,284,187
AGC Series 2001-A 5.50%, 07/01/2029	670	704,056
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	7,501	6,919,663
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024	5,235	5,632,373
Series 2012-A 4.25%, 07/01/2025	8,140	8,258,497
5.00%, 07/01/2022-07/01/2033	9,700	9,871,209
5.125%, 07/01/2037	1,155	1,175,982
5.25%, 07/01/2029-07/01/2042	12,060	12,285,298
5.50%, 07/01/2028	4,090	4,170,624
5.75%, 07/01/2037	2,985	3,046,919
6.00%, 07/01/2047	2,845	2,906,707

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032-07/01/2037(f) (g)	$22,285	$22,953,550
Series 2008-W 5.25%, 07/01/2033(f) (g)	1,000	1,033,750
5.50%, 07/01/2038(f) (g)	10,490	10,883,375
Series 2010-A 5.25%, 07/01/2029-07/01/2030(f) (g)	3,990	4,124,662
Series 2010-C 5.00%, 07/01/2021(f) (k)	1,735	1,787,050
Series 2010-D 5.00%, 07/01/2021(f) (k)	1,050	1,081,500
5.00%, 07/01/2022(f) (g)	950	978,500
Series 2010-X 5.25%, 07/01/2040(f) (g)	12,605	13,030,419
5.75%, 07/01/2036(f) (g)	7,375	7,679,219
Series 2010-Z 5.25%, 07/01/2024-07/01/2025(f) (g)	3,185	3,292,494
Series 2012-A 5.00%, 07/01/2029-07/01/2042(f) (g)	4,250	4,377,500
AGM Series 2007-U 5.00%, 07/01/2023	1,050	1,071,573
AGM Series 2007-V 5.25%, 07/01/2031	25,380	26,266,876
NATL Series 2007-V 5.25%, 07/01/2029	5,965	6,268,804
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	8,600	9,241,154
AGC Series 2007-C 5.50%, 07/01/2031	1,235	1,338,541
AGC Series 2007-N 5.25%, 07/01/2036	825	885,001
AGM Series 2007-C 5.25%, 07/01/2036	1,800	1,931,103
NATL Series 2007 5.50%, 07/01/2028	1,000	1,064,277
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	23,735	24,506,387
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.375%, 04/01/2042	335	340,025
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024-07/01/2046	16,536	6,099,584
Series 2019-A 4.329%, 07/01/2040	15,975	17,340,740
4.55%, 07/01/2040	1,198	1,315,878
5.00%, 07/01/2058	54,251	60,301,419

		313,538,411

	Principal Amount (000)	U.S. $ Value

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. (City of Woonsocket RI Lease) AGM Series 2017-A 5.00%, 05/15/2028-05/15/2029	$2,000	$2,347,960

South Carolina – 1.4%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	9,595	11,557,541
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(a)	5,000	5,020,491
6.50%, 06/01/2051(a)	3,500	3,514,155
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group) Series 2013 5.00%, 05/01/2043	1,000	1,005,327
5.125%, 05/01/2048	1,000	1,005,739
South Carolina Public Service Authority Series 2013-A 5.00%, 12/01/2038	575	629,391
Series 2013-B 5.00%, 12/01/2038	810	888,708
Series 2014-A 5.00%, 12/01/2049	11,820	13,180,028
Series 2014-B 5.00%, 12/01/2038	1,160	1,293,932
Series 2014-C 5.00%, 12/01/2036-12/01/2046	3,495	3,965,129
Series 2015-A 5.00%, 12/01/2050	5,000	5,758,935
Series 2016-A 5.00%, 12/01/2034-12/01/2036	4,815	5,526,950
Series 2016-B 5.00%, 12/01/2037-12/01/2056	38,780	44,878,663
University of South Carolina Series 2021-A 5.00%, 05/01/2039	5,695	7,127,532

		105,352,521

South Dakota – 0.4%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2056-08/01/2061	5,375	5,663,434

	Principal Amount (000)	U.S. $ Value

South Dakota Health & Educational Facilities Authority Series 2017 5.00%, 09/01/2040(b)	$15,035	$17,439,623
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD) Series 2017 5.00%, 09/01/2033(b)	3,260	3,775,783

		26,878,840

Tennessee – 1.5%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	9,080	9,282,496
5.125%, 12/01/2042(a)	20,520	20,867,412
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	1,000	1,107,323
5.00%, 08/01/2044-08/01/2049	11,260	13,200,325
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group) Series 2012 5.00%, 08/15/2042	5,250	5,358,129
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a)	5,040	2,419,200
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2040	2,435	2,787,712
Series 2017-A 5.00%, 07/01/2048	2,335	2,706,476
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 Zero Coupon, 06/01/2043(a)	3,000	1,102,142
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue Series 2021-A 4.00%, 07/01/2035-07/01/2046	17,100	19,820,869
Shelby County Health Educational & Housing Facilities Board Series 2012 5.25%, 12/01/2042 (Pre-refunded/ETM)	1,000	1,037,821
5.375%, 12/01/2047 (Pre-refunded/ETM)	800	831,084

	Principal Amount (000)	U.S. $ Value

Tennergy Corp./TN (Morgan Stanley) Series 2021-A 4.00%, 12/01/2051	$15,000	$16,710,490
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	10,000	9,485,080
4.25%, 12/01/2024	6,000	5,924,066

		112,640,625

Texas – 5.2%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-B 5.00%, 10/01/2050(a)	5,300	5,571,171
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2036-08/15/2046	1,195	1,266,990
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue) Series 2021 4.00%, 10/01/2045-10/01/2050	8,815	9,786,656
Central Texas Regional Mobility Authority Series 2013 5.00%, 01/01/2042 (Pre-refunded/ETM)	3,500	3,634,765
Series 2015-A 5.00%, 01/01/2045 (Pre-refunded/ETM)	4,905	5,521,952
Series 2020-A 5.00%, 01/01/2044-01/01/2049	6,170	7,306,330
Series 2021-C 5.00%, 01/01/2027	7,000	7,891,643
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2037	6,800	7,416,732
City of Austin TX Airport System Revenue Series 2019-B 5.00%, 11/15/2039	1,000	1,198,866
City of Houston TX Series 2021-B 2.047%, 03/01/2033	2,495	2,426,211
2.147%, 03/01/2034	7,405	7,200,121
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2030	1,965	2,128,768
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	16,960	17,946,870
Series 2015-B 5.00%, 07/15/2030-07/15/2035	2,960	3,194,362
Series 2018 5.00%, 07/15/2028	22,875	26,269,732
Series 2020 5.00%, 07/01/2027-07/15/2027	4,250	4,821,622

	Principal Amount (000)	U.S. $ Value

City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	$5,000	$6,119,391
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	530	540,918
Series 2013 6.00%, 08/15/2043	1,000	1,063,704
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2050	2,525	2,731,422
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(a)	1,650	1,677,996
Decatur Hospital Authority (Wise Regional Health System) Series 2014-A 5.25%, 09/01/2044	3,150	3,414,471
Grand Parkway Transportation Corp. Series 2018 5.00%, 02/01/2023	5,340	5,558,734
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2042(c)	2,000	930,746
Series 2022-B Zero Coupon, 12/01/2042-12/01/2056(c)	16,930	5,181,398
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	7,305	8,226,226
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	25,410	26,722,104
New Hope Cultural Education Facilities Finance Corp. Series 2017-A 5.00%, 04/01/2037 (Pre-refunded/ETM)	2,050	2,405,223
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2019 7.25%, 12/01/2053	7,820	5,775,689
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061	200	116,738
7.50%, 11/15/2036-11/15/2037	60	58,299

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054	$4,500	$4,667,948
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2040-01/01/2055	3,800	4,124,205
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	4,940	5,495,399
North Texas Education Finance Corp. Series 2012-A 5.125%, 12/01/2042 (Pre-refunded/ETM)	280	284,286
North Texas Tollway Authority (North Texas Tollway System) Series 2014-B 5.00%, 01/01/2031	8,975	9,612,640
Series 2015-A 5.00%, 01/01/2035	7,000	7,692,962
Series 2017-B 5.00%, 01/01/2033-01/01/2043	7,400	8,537,941
Series 2020 3.079%, 01/01/2042	4,990	4,868,326
Series 2021 3.011%, 01/01/2043(b)	7,500	7,345,911
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(a)	3,315	3,345,799
Series 2021 2.125%, 01/01/2028(a)	540	517,400
2.25%, 01/01/2029(a)	800	759,404
2.50%, 01/01/2030(a)	905	862,228
2.625%, 01/01/2031(a)	500	476,350
Red River Health Facilities Development Corp. Series 2014-A 7.75%, 11/15/2044 (Pre-refunded/ETM)	1,315	1,546,913
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038(e) (f) (g)	2,180	545,000
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045	3,540	778,800
Series 2015-B 5.00%, 11/15/2030	4,000	880,000
Series 2017 5.25%, 11/15/2047	1,115	245,300
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	6,475	6,782,972

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2044-10/01/2049	$5,350	$5,727,316
Texas Municipal Gas Acquisition and Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	7,595	8,635,992
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC) Series 2016 5.00%, 12/31/2040	1,255	1,382,647
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 4.00%, 12/31/2037-12/31/2039	9,100	10,209,496
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	3,600	3,925,551
Series 2019 5.00%, 06/30/2058	59,005	68,407,394
Texas Transportation Commission Series 2019 5.00%, 08/01/2057	7,500	8,460,029
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2021 4.00%, 10/15/2036-10/15/2056	20,245	23,568,349
Uptown Development Authority Series 2017-A 5.00%, 09/01/2035	1,015	1,129,812

		384,922,220

Utah – 0.2%
City of Salt Lake City UT Airport Revenue Series 2018-A 5.00%, 07/01/2048(b)	7,245	8,485,496
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2052	5,000	4,485,116

		12,970,612

Vermont – 0.0%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2018 4.625%, 04/01/2036(a)	1,100	1,255,119

	Principal Amount (000)	U.S. $ Value

Vermont Economic Development Authority (Wake Robin Corp.) Series 2012 5.40%, 05/01/2033	$200	$202,415

		1,457,534

Virginia – 1.3%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2038-07/01/2045	4,620	5,257,529
5.00%, 07/01/2036	850	1,050,963
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(a)	1,000	1,050,745
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	1,000	1,150,371
Fairfax County Economic Development Authority Series 2013-A 5.00%, 12/01/2047 (Pre-refunded/ETM)	1,955	2,095,544
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	7,490	7,544,991
Virginia College Building Authority (Marymount University) Series 2015 5.25%, 07/01/2035(a)	1,000	1,057,141
Series 2015-A 5.00%, 07/01/2045(a)	1,110	1,151,875
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	16,405	16,718,860
5.50%, 01/01/2042	3,580	3,645,567
Series 2022 4.00%, 01/01/2030-01/01/2037(c)	29,720	32,487,952
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2052	2,250	2,602,011
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	18,500	20,338,765

		96,152,314

Washington – 2.7%
Energy Northwest (Bonneville Power Administration) Series 2021 5.00%, 07/01/2040	20,000	25,264,036
Kalispel Tribe of Indians Series 2018-A 5.25%, 01/01/2038(a)	750	869,268
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2030	2,235	2,337,918

	Principal Amount (000)	U.S. $ Value

Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2048	$9,000	$10,177,019
Port of Seattle WA Series 2015-C 5.00%, 04/01/2033	5,035	5,472,017
Series 2019 5.00%, 04/01/2044	3,380	4,008,929
State of Washington Series 2020-A 5.00%, 08/01/2038	15,000	18,718,555
Series 2021-A 5.00%, 08/01/2040	12,000	15,160,332
Series 2021-F 5.00%, 06/01/2039	5,000	6,306,863
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2037-08/01/2044	19,885	23,487,996
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-A 5.00%, 07/01/2035	2,350	2,763,366
Series 2017-B 5.00%, 07/01/2034	1,855	2,185,731
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2020 4.00%, 09/01/2045-09/01/2050	5,490	6,120,772
5.00%, 09/01/2039-09/01/2050	5,725	6,969,720
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2033-08/15/2037	18,005	20,606,290
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	19,340	21,547,659
Washington State Housing Finance Commission Series 2012-A 6.75%, 10/01/2047 (Pre-refunded/ETM)(a)	3,550	3,690,177
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2031-01/01/2046(a)	2,790	2,951,034
Series 2019-A 5.00%, 01/01/2044-01/01/2055(a)	11,855	12,617,220

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014-A 7.375%, 01/01/2044(a)	$3,215	$3,484,619

		194,739,521

West Virginia – 0.1%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a) (c)	1,000	967,279
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	3,000	3,095,703
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	4,035	4,193,858
West Virginia Hospital Finance Authority Series 2013-A 5.50%, 06/01/2044 (Pre-refunded/ETM)	2,100	2,229,954

		10,486,794

Wisconsin – 3.1%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(a)	8,850	8,301,443
UMA Education, Inc. Series 2019 5.00%, 10/01/2034-10/01/2039(a)	21,005	24,018,805
Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group) Series 2017 5.00%, 08/15/2052(b)	20,345	23,648,910
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 3.00%, 02/15/2038	1,035	1,078,924
4.00%, 02/15/2036-02/15/2037	2,650	3,014,080
5.00%, 02/15/2028-02/15/2031	3,500	4,263,741
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2057	4,000	4,106,457
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc. Obligated Group) Series 2019 5.00%, 07/01/2044	1,000	1,130,252
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2039-11/01/2054	3,690	4,013,435
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) Series 2019 4.00%, 12/15/2035-12/15/2038	7,405	8,370,562

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2049(a)	$1,340	$1,403,105
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 4.00%, 11/15/2037	600	679,867
5.00%, 11/15/2041	1,500	1,772,042
Wisconsin Public Finance Authority (Appalachian Regional Healthcare System Obligated Group) Series 2021 4.00%, 07/01/2046-07/01/2051	2,775	3,084,215
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	3,335	3,584,161
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045	1,500	1,664,399
5.00%, 01/01/2038-01/01/2040	1,750	2,112,301
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) Series 2020 5.00%, 01/01/2045	2,030	2,333,068
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	57,000	60,117,250
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	2,060	2,247,557
Series 2016-D 4.05%, 11/01/2030	720	778,269
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042-05/01/2047	2,650	2,974,960
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.) Series 2017-A 5.25%, 05/15/2037-05/15/2047(a)	3,225	3,451,994
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(a)	6,000	5,795,039
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.25%, 03/01/2035(a)	1,550	1,678,372
Wisconsin Public Finance Authority (Rose Villa, Inc./OR) Series 2014-A 5.75%, 11/15/2044(a)	1,000	1,061,634

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2040-04/01/2050(a)	$4,650	$5,236,811
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056	29,090	26,989,021
Series 2022 4.00%, 06/01/2049(c)	3,900	3,561,051
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2030(a)	545	577,291
Wisconsin Public Finance Authority (Sky Harbour Capital LLC Obligated Group) Series 2021 4.25%, 07/01/2054	3,500	3,523,919
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2046-02/01/2051	13,500	14,919,693

		231,492,628

Total Long-Term Municipal Bonds (cost $7,503,641,845)		7,738,018,195

Puerto Rico – 0.3%
Commonwealth of Puerto Rico Series 2021 5.50%, 06/01/2022(a) (cost $21,478,119)	21,505	21,854,456

Total Municipal Obligations (cost $7,525,119,964)		7,759,872,651

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.0%
Agency CMBS – 1.0%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	35,308	39,808,221
Series 2021-3, Class A 3.25%, 08/20/2036	7,132	7,616,577
Series 2021-3, Class X 0.764%, 08/20/2036(l)	20,749	1,442,646
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	19,446	20,553,054
Series 2021-1, Class X 0.725%, 12/20/2035(l)	14,859	865,027

Total Commercial Mortgage-Backed Securities (cost $74,092,990)		70,285,525

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 5.2%
Investment Companies – 5.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(m) (n) (o) (cost $382,585,699)	382,585,699	$382,585,699

Total Investments – 111.5% (cost $7,981,798,653)(p)		8,212,743,875
Other assets less liabilities – (11.5)%		(845,946,290)

Net Assets – 100.0%		$7,366,797,585

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	90,795	01/15/2025	2.565%	CPI#	Maturity	$5,637,827	$—	$5,637,827
USD	45,398	01/15/2025	2.613%	CPI#	Maturity	2,729,390	—	2,729,390
USD	45,397	01/15/2025	2.585%	CPI#	Maturity	2,781,191	—	2,781,191
USD	34,210	01/15/2025	4.028%	CPI#	Maturity	3,035	—	3,035
USD	239,150	01/15/2026	CPI#	3.765%	Maturity	76,236	—	76,236
USD	158,000	01/15/2027	CPI#	3.320%	Maturity	(2,537,260)	—	(2,537,260)
USD	156,000	01/15/2027	CPI#	3.466%	Maturity	(1,003,793)	(210,448)	(793,345)
USD	127,850	01/15/2027	CPI#	3.323%	Maturity	(2,027,898)	—	(2,027,898)
USD	371,020	01/15/2028	0.735%	CPI#	Maturity	74,357,554	—	74,357,554
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	35,544,148	—	35,544,148
USD	273,300	01/15/2029	CPI#	3.390%	Maturity	2,289,538	—	2,289,538
USD	79,070	01/15/2029	CPI#	3.331%	Maturity	240,012	—	240,012
USD	67,450	01/15/2030	1.572%	CPI#	Maturity	10,467,298	—	10,467,298
USD	67,450	01/15/2030	1.587%	CPI#	Maturity	10,364,517	—	10,364,517
USD	93,000	01/15/2031	2.782%	CPI#	Maturity	3,725,669	—	3,725,669
USD	85,000	01/15/2031	2.680%	CPI#	Maturity	4,362,831	—	4,362,831
USD	76,750	01/15/2031	2.989%	CPI#	Maturity	1,300,267	—	1,300,267
USD	75,410	01/15/2032	CPI#	3.064%	Maturity	(138,083)	—	(138,083)
USD	52,000	04/15/2032	CPI#	2.909%	Maturity	(889,711)	—	(889,711)

						$147,282,768	$(210,448)	$147,493,216

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	250,000	10/15/2024	3 Month LIBOR	1.582%	Quarterly/ Semi-Annual	$1,905,979	$—	$1,905,979
USD	46,600	01/15/2025	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	99,607	—	99,607

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	146,650	01/16/2025	3 Month LIBOR	1.623%	Quarterly/ Semi-Annual	$556,369	$—	$556,369
USD	250,000	01/15/2028	1.068%	3 Month LIBOR	Semi-Annual/ Quarterly	9,460,720	—	9,460,720
USD	200,000	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	7,427,594	—	7,427,594
USD	240,000	01/15/2029	1.363%	3 Month LIBOR	Semi-Annual/ Quarterly	6,433,152	(179,677)	6,612,829
USD	177,500	01/15/2030	1 Day SOFR	1.561%	Annual	44,421	—	44,421
USD	150,000	01/15/2031	1.439%	3 Month LIBOR	Semi-Annual/ Quarterly	4,792,805	—	4,792,805
USD	280,900	04/15/2032	1.280%	1 Day SOFR	Annual	8,140,564	—	8,140,564
USD	200,000	04/15/2032	1.305%	1 Day SOFR	Annual	5,362,212	—	5,362,212
USD	68,000	04/14/2034	1.080%	3 Month LIBOR	Semi-Annual/ Quarterly	6,137,384	—	6,137,384
USD	63,810	04/14/2034	1.022%	3 Month LIBOR	Semi-Annual/ Quarterly	6,180,259	—	6,180,259
USD	160,000	02/15/2036	1.469%	3 Month LIBOR	Semi-Annual/ Quarterly	8,697,554	—	8,697,554
USD	300,000	02/15/2041	1 Day SOFR	1.697%	Annual	88,744	—	88,744
USD	100,000	02/15/2041	1 Day SOFR	1.786%	Annual	1,461,304	—	1,461,304
USD	93,500	02/15/2041	1 Day SOFR	1.657%	Annual	(572,886)	—	(572,886)
USD	86,500	02/15/2041	1 Day SOFR	1.770%	Annual	1,024,429	—	1,024,429
USD	74,000	02/15/2041	1 Day SOFR	1.697%	Annual	19,163	—	19,163
USD	53,000	02/15/2041	1 Day SOFR	1.739%	Annual	324,307	—	324,307
USD	40,000	04/15/2044	0.768%	3 Month LIBOR	Semi-Annual/ Quarterly	8,949,771	—	8,949,771
USD	40,000	04/15/2044	1.281%	3 Month LIBOR	Semi-Annual/ Quarterly	5,093,780	—	5,093,780
USD	25,000	04/15/2044	0.755%	3 Month LIBOR	Semi-Annual/ Quarterly	5,657,090	—	5,657,090
USD	25,000	04/15/2044	0.931%	3 Month LIBOR	Semi-Annual/ Quarterly	4,829,462	—	4,829,462
USD	77,000	02/15/2046	3 Month LIBOR	2.210%	Quarterly/ Semi-Annual	4,235,343	—	4,235,343
USD	33,000	02/15/2046	3 Month LIBOR	2.112%	Quarterly/ Semi-Annual	1,158,707	—	1,158,707
USD	50,000	02/15/2051	1.469%	1 Day SOFR	Annual	2,124,396	—	2,124,396

						$99,632,230	$(179,677)	$99,811,907

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	52,610	10/09/2029	1.120%	SIFMA*	Quarterly	$1,239,952	$—	$1,239,952
Citibank, NA	USD	52,610	10/09/2029	1.125%	SIFMA*	Quarterly	1,218,737	—	1,218,737

							$2,458,689	$—	$2,458,689

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $1,023,499,102 or 13.9% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	When-Issued or delayed delivery security.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2022.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039	11/22/2013	$1,973,785	$28	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023	07/31/2014	868,862	13	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038	08/31/2012	2,186,713	545,000	0.01%

(f)	Non-income producing security.
(g)	Defaulted.
(h)	Fair valued by the Adviser.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(j)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.27% of net assets as of January 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022	12/07/2017	$10,144,150	$11,998,500	0.16%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017-A 7.75%, 12/01/2044	12/07/2017	4,390,000	4,390,000	0.06%
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	11/29/2017	6,223,855	3,483,300	0.05%

(k)	Defaulted matured security.
(l)	IO - Interest Only.
(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $595,729,956 and gross unrealized depreciation of investments was $(115,020,922), resulting in net unrealized appreciation of $480,709,034.

As of January 31, 2022, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.1% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Income Shares

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$7,721,629,695	$16,388,500	$7,738,018,195
Short-Term Municipal Notes	—	21,854,456	—	21,854,456
Commercial Mortgage-Backed Securities	—	70,285,525	—	70,285,525
Short-Term Investments	382,585,699	—	—	382,585,699
Liabilities:
Floating Rate Notes(a)	(605,540,000)	—	—	(605,540,000)

Total Investments in Securities	(222,954,301)	7,813,769,676	16,388,500	7,607,203,875
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	153,879,513	—	153,879,513
Centrally Cleared Interest Rate Swaps	—	100,205,116	—	100,205,116
Interest Rate Swaps	—	2,458,689	—	2,458,689
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(6,596,745)	—	(6,596,745)
Centrally Cleared Interest Rate Swaps	—	(572,886)	—	(572,886)

Total	$(222,954,301)	$8,063,143,363	$16,388,500	$7,856,577,562

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2022 is as follows:

Fund	Market Value 04/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$203,340	$1,308,238	$1,128,992	$382,586	$0	**

**	Amount less than $500.